UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Aegis Financial Corporation

Address:  1100 North Glebe Road
          Arlington, Virginia 22201


13F File Number: 28-10411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   William S. Berno
Title:  Director
Phone:  (703) 528-7788


Signature, Place and Date of Signing:

/s/ William S. Berno         Arlington, Virginia             November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       79

Form 13F Information Table Value Total: $ 477,151
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

                        FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                    TITLE
                                      OF                      VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS          CUSIP      (X$1000) PRN AMT    PRN CALL DISCRETION  MGRS      SOLE  SHARED  NONE
ADAMS RES & ENERGY INC                   COM      006351308      924      42,200  SH         SOLE      N/A       SOLE
AGL RES INC                              COM      001204106      104       2,800  SH         SOLE      N/A       SOLE
AIR FRANCE KLM                      SPONSORED ADR 009119108    8,458     501,960  SH         SOLE      N/A       SOLE
ALLIANCE ONE INT INC                     COM      018772103   27,619   7,801,853  SH         SOLE      N/A       SOLE
ALLIANT ENERGY CORP                      COM      018802108    5,312     182,354  SH         SOLE      N/A       SOLE
ALLIED DEFENSE GROUP, INC                COM      019118108    6,826     302,582  SH         SOLE      N/A       SOLE
ALLMERICA FIN CORP                       COM      019754100    9,573     232,700  SH         SOLE      N/A       SOLE
AMERICAN PAC CORP                        COM      028740108    5,379     909,171  SH         SOLE      N/A       SOLE
AMNET MORTGAGE INC                       COM      03169A108    4,978     492,421  SH         SOLE      N/A       SOLE
AMPCO-PITTSBURGH CORP                    COM      032037103    1,824     117,891  SH         SOLE      N/A       SOLE
ANDERSONS INC                            COM      034164103   12,380     422,798  SH         SOLE      N/A       SOLE
AUDIOVOX CORP                           CL A      050757103   14,320   1,024,293  SH         SOLE      N/A       SOLE
AVISTA CORP                              COM      05379B107      889      45,800  SH         SOLE      N/A       SOLE
BASSETT FURNITURE INDS INC               COM      070203104    6,904     370,811  SH         SOLE      N/A       SOLE
BERKSHIRE HATHAWAY INC DEL              CL B      084670207      440         161  SH         SOLE      N/A       SOLE
BOOKS-A-MILLION INC                      COM      098570104    9,889   1,098,759  SH         SOLE      N/A       SOLE
BOWL AMER INC                           CL A      102565108      826      59,349  SH         SOLE      N/A       SOLE
BOYKIN LODGING CO                        COM      103430104    1,242     100,000  SH         SOLE      N/A       SOLE
CALIFORNIA FIRST NTNL BANCORP            COM      130222102    7,532     579,392  SH         SOLE      N/A       SOLE
CPAC INC.                                COM      126145101    1,979     395,701  SH         SOLE      N/A       SOLE
DELTA APPAREL INC                        COM      247368103    5,919     413,600  SH         SOLE      N/A       SOLE
DELTA WOODSIDE INDUSTRIES DELETED        COM      247909203      446     510,037  SH         SOLE      N/A       SOLE
DILLARDS INC                            CL A      254067101   13,040     624,500  SH         SOLE      N/A       SOLE
DOMINION HOMES INC                       COM      257386102   14,490     909,600  SH         SOLE      N/A       SOLE
DUCKWALL-ALCO STORES INC                 COM      264142100    4,218     179,550  SH         SOLE      N/A       SOLE
ENESCO GROUP INC                         COM      292973104    2,196   1,347,300  SH         SOLE      N/A       SOLE
EXIDE TECHNOLOGIES                     COM NEW    302051206    3,048     600,000  SH         SOLE      N/A       SOLE
FIRST UN REAL EST EQ & MTG INV       SH BEN INT   337400105    2,896     643,555  SH         SOLE      N/A       SOLE
FORD MTR CO DEL                     COM PAR $0.01 345370860       24       2,447  SH         SOLE      N/A       SOLE
HAGGAR CORP                              COM      405173105    6,251     219,865  SH         SOLE      N/A       SOLE
HEAD NV                            NY REGISTRY SH 422070102    6,647   2,215,637  SH         SOLE      N/A       SOLE
IDACORP INC                              COM      451107106    3,204     106,353  SH         SOLE      N/A       SOLE
IDT CORP                                 COM      448947101      287      23,300  SH         SOLE      N/A       SOLE
IDT CORP                                CL B      448947309    1,337     109,700  SH         SOLE      N/A       SOLE
IMPERIAL SUGAR CO NEW                  COM NEW    453096208   16,821   1,240,500  SH         SOLE      N/A       SOLE
INTERNATIONAL ALUM CORP                  COM      458884103    1,516      40,853  SH         SOLE      N/A       SOLE
INTERNATIONAL SHIPHOLDING CORP         COM NEW    460321201    1,780     104,375  SH         SOLE      N/A       SOLE
SANFILIPPO JOHN B. & SON INC             COM      800422107    1,879     107,389  SH         SOLE      N/A       SOLE
LODGIAN INC                         COM PAR $.01  54021P403    1,623     158,300  SH         SOLE      N/A       SOLE
LUBYS. INC                               COM      549282101   13,169   1,008,367  SH         SOLE      N/A       SOLE
MAIR HOLDINGS INC                        COM      560635104    8,316   1,426,333  SH         SOLE      N/A       SOLE
MARKEL CORP                              COM      570535104      314         950  SH         SOLE      N/A       SOLE
MARSH SUPERMARKET INC                   CL B      571783208    3,202     270,017  SH         SOLE      N/A       SOLE
MBIA INC                                 COM      55262C100      200       3,300  SH         SOLE      N/A       SOLE
MEDALLION FIN CORP                       COM      583928106    2,463     248,540  SH         SOLE      N/A       SOLE
MERISTAR HOSPITALITY CORP                COM      58984Y103    6,896     755,300  SH         SOLE      N/A       SOLE
MI DEV INC                          CL A SUB VTG  55304X104    5,786     171,446  SH         SOLE      N/A       SOLE
NATHAN FAMOUS INC NEW                    COM      632347100    1,192     132,400  SH         SOLE      N/A       SOLE
NATIONAL PRESTO INDS INC                 COM      637215104      717      16,750  SH         SOLE      N/A       SOLE
NATIONAL RV HOLDINGS INC                 COM      637277104    1,990     379,000  SH         SOLE      N/A       SOLE
NEWMARKET CORP                           COM      651587107    3,216     185,480  SH         SOLE      N/A       SOLE
NITCHES INC                              COM      65476M109      225      44,110  SH         SOLE      N/A       SOLE
NOVARTIS AG                         SPONSORED ADR 66987V109      332       6,500  SH         SOLE      N/A       SOLE
OCA INC                                  COM      67083Q101    2,947   1,964,700  SH         SOLE      N/A       SOLE
OLYMPIC STEEL INC                        COM      68162K106   10,140     580,407  SH         SOLE      N/A       SOLE
PEMSTAR INC.                             COM      706552106    3,418   3,136,155  SH         SOLE      N/A       SOLE
PMA CAP CORP                            CL A      693419202   26,321   2,997,830  SH         SOLE      N/A       SOLE
PNM RES INC                              COM      69349H107    8,027     279,968  SH         SOLE      N/A       SOLE
POPE & TALBOT INC                        COM      732827100    3,041     297,803  SH         SOLE      N/A       SOLE
PROSPECT ENERGY CORP                     COM      74348T102    3,955     296,218  SH         SOLE      N/A       SOLE
PXRE GROUP LTD                           COM      G73018106   12,771     948,796  SH         SOLE      N/A       SOLE
QUAKER FABRIC CORP NEW                   COM      747399103    5,469   1,974,354  SH         SOLE      N/A       SOLE
QUIPP INC                                COM      748802105    1,504     128,000  SH         SOLE      N/A       SOLE
RELIANT ENERGY INC                       COM      75952B105   11,702     757,900  SH         SOLE      N/A       SOLE
ROYAL GROUP TECHNOLOGIES LTD             COM      779915107   12,708   1,264,437  SH         SOLE      N/A       SOLE
RYERSON TULL INC NEW                     COM      78375P107   33,558   1,575,494  SH         SOLE      N/A       SOLE
SCPIE HDGS INC                           COM      78402P104   18,581   1,299,337  SH         SOLE      N/A       SOLE
SEA CONTAINERS LTD                      CL A      811371707   24,190   2,063,981  SH         SOLE      N/A       SOLE
SHOPKO STORES INC                        COM      824911101    5,089     199,400  SH         SOLE      N/A       SOLE
SLM CORP                                 COM      78442p106      386       7,200  SH         SOLE      N/A       SOLE
SPARTON CORP                             COM      847235108      210      21,235  SH         SOLE      N/A       SOLE
STEEL TECHNOLOGIES INC                   COM      858147101    2,088      80,526  SH         SOLE      N/A       SOLE
SUPERIOR IND INTL INC                    COM      868168105   14,117     656,000  SH         SOLE      N/A       SOLE
SWS GROUP INC                            COM      78503N107    2,962     180,600  SH         SOLE      N/A       SOLE
TANDY BRANDS ACCESSORIES INC             COM      875378101    2,134     184,743  SH         SOLE      N/A       SOLE
TECHNOLOGY SOLUTIONS CO                  COM      87872T108      489   1,085,894  SH         SOLE      N/A       SOLE
USEC, INC                                COM      90333E108    6,954     623,115  SH         SOLE      N/A       SOLE
VILLAGE SUPER MARK INC                CL A NEW    927107409      486       9,330  SH         SOLE      N/A       SOLE
VORNADO REALTY TR                    SH BEN INT   929042109      866      10,000  SH         SOLE      N/A       SOLE
                                                             477,151


23261.0001 #617956